Note 21 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carry forwards	€ 13,218	€ 18,392
Elimination of intercompany profit in inventory	167	394
Elimination of intercompany profit in fixed assets	265	250
Provisions for retirement indemnities	566	275
Other items	216	153
Total deferred tax assets	14,434	19,465
Capital leases treated as operating leases for tax	(3)	(3)
Total deferred tax liabilities	(3)	(3)
Net deferred tax assets	14,431	19,462
Valuation allowance for deferred tax assets	(14,266)	(19,450)
Deferred tax assets (liabilities), net of allowance	€ 165	€ 12